TIAA-CREF LIFESTYLE FUNDS – Lifestyle Income Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2020

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—100.1%[a]

FIXED INCOME—39.8%
1,519,477	TIAA-CREF Core Bond Fund	$16,881,394
1,522,818	TIAA-CREF Core Plus Bond Fund	16,888,049
	TOTAL FIXED INCOME	33,769,443

INTERNATIONAL EQUITY—6.1%
83,079	TIAA-CREF Emerging Markets Equity Fund	1,032,678
120,967	TIAA-CREF International Equity Fund	1,395,962
60,651	TIAA-CREF International Opportunities Fund	985,583
151,885	TIAA-CREF Quant International Equity Fund	1,087,496
69,026	TIAA-CREF Quant International Small-Cap Equity Fund	674,387
	TOTAL INTERNATIONAL EQUITY	5,176,106

SHORT-TERM FIXED INCOME—39.8%
3,225,683	TIAA-CREF Short-Term Bond Fund	33,869,674
	TOTAL SHORT-TERM FIXED INCOME	33,869,674

U.S. EQUITY—14.4%
44,528	Nuveen Dividend Value Fund	542,346
176,132	TIAA-CREF Growth & Income Fund	2,830,437
112,439	TIAA-CREF Large-Cap Growth Fund	3,297,834
172,856	TIAA-CREF Large-Cap Value Fund	2,883,240
64,930	TIAA-CREF Quant Large-Cap Growth Fund	1,231,713
62,479	TIAA-CREF Quant Large-Cap Value Fund	541,693
33,854	TIAA-CREF Quant Small-Cap Equity Fund	493,927
37,817	TIAA-CREF Quant Small/Mid-Cap Equity Fund	437,170
	TOTAL U.S. EQUITY	12,258,360

	TOTAL AFFILIATED INVESTMENT COMPANIES	85,073,583
	(Cost $78,292,283)

	TOTAL INVESTMENTS—100.1%	85,073,583
	(Cost $78,292,283)
	OTHER ASSETS & LIABILITIES, NET—(0.1)%	(52,048)
	NET ASSETS—100.0%	$85,021,535

a	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 of the affiliated Nuveen Funds.
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TIAA-CREF LIFESTYLE FUNDS – Lifestyle Conservative Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE CONSERVATIVE FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2020

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.8%[a]

FIXED INCOME—39.3%
2,817,342	TIAA-CREF Core Bond Fund	$31,300,665
8,470,839	TIAA-CREF Core Plus Bond Fund	93,941,609
	TOTAL FIXED INCOME	125,242,274

INTERNATIONAL EQUITY—12.1%
603,736	TIAA-CREF Emerging Markets Equity Fund	7,504,437
866,228	TIAA-CREF International Equity Fund	9,996,275
484,220	TIAA-CREF International Opportunities Fund	7,868,576
1,123,130	TIAA-CREF Quant International Equity Fund	8,041,608
509,398	TIAA-CREF Quant International Small-Cap Equity Fund	4,976,819
	TOTAL INTERNATIONAL EQUITY	38,387,715

SHORT-TERM FIXED INCOME—19.8%
5,982,603	TIAA-CREF Short-Term Bond Fund	62,817,333
	TOTAL SHORT-TERM FIXED INCOME	62,817,333

U.S. EQUITY—28.6%
330,269	Nuveen Dividend Value Fund	4,022,680
1,302,042	TIAA-CREF Growth & Income Fund	20,923,811
834,432	TIAA-CREF Large-Cap Growth Fund	24,473,893
1,284,710	TIAA-CREF Large-Cap Value Fund	21,428,969
482,300	TIAA-CREF Quant Large-Cap Growth Fund	9,149,232
462,231	TIAA-CREF Quant Large-Cap Value Fund	4,007,540
250,986	TIAA-CREF Quant Small-Cap Equity Fund	3,661,892
279,709	TIAA-CREF Quant Small/Mid-Cap Equity Fund	3,233,437
	TOTAL U.S. EQUITY	90,901,454

	TOTAL AFFILIATED INVESTMENT COMPANIES	317,348,776
	(Cost $282,348,911)

	TOTAL INVESTMENTS—99.8%	317,348,776
	(Cost $282,348,911)
	OTHER ASSETS & LIABILITIES, NET—0.2%	659,605
	NET ASSETS—100.0%	$318,008,381

a	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 of the affiliated Nuveen Funds.
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TIAA-CREF LIFESTYLE FUNDS – Lifestyle Moderate Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE MODERATE FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2020

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.9%[a]

FIXED INCOME—39.2%
19,142,880	TIAA-CREF Core Plus Bond Fund	$212,294,537
	TOTAL FIXED INCOME	212,294,537

INTERNATIONAL EQUITY—18.0%
1,521,520	TIAA-CREF Emerging Markets Equity Fund	18,912,490
2,167,775	TIAA-CREF International Equity Fund	25,016,127
1,257,063	TIAA-CREF International Opportunities Fund	20,427,281
2,854,248	TIAA-CREF Quant International Equity Fund	20,436,417
1,295,038	TIAA-CREF Quant International Small-Cap Equity Fund	12,652,525
	TOTAL INTERNATIONAL EQUITY	97,444,840

U.S. EQUITY—42.7%
835,930	Nuveen Dividend Value Fund	10,181,632
3,307,595	TIAA-CREF Growth & Income Fund	53,153,059
2,118,691	TIAA-CREF Large-Cap Growth Fund	62,141,211
3,267,161	TIAA-CREF Large-Cap Value Fund	54,496,240
1,226,121	TIAA-CREF Quant Large-Cap Growth Fund	23,259,519
1,176,122	TIAA-CREF Quant Large-Cap Value Fund	10,196,976
636,057	TIAA-CREF Quant Small-Cap Equity Fund	9,280,075
709,365	TIAA-CREF Quant Small/Mid-Cap Equity Fund	8,200,254
	TOTAL U.S. EQUITY	230,908,966

	TOTAL AFFILIATED INVESTMENT COMPANIES	540,648,343
	(Cost $464,929,595)

	TOTAL INVESTMENTS—99.9%	540,648,343
	(Cost $464,929,595)
	OTHER ASSETS & LIABILITIES, NET—0.1%	367,011
	NET ASSETS—100.0%	$541,015,354

a	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 of the affiliated Nuveen Funds.
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TIAA-CREF LIFESTYLE FUNDS – Lifestyle Growth Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2020

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—100.1%[a]

FIXED INCOME—19.5%
4,820,481	TIAA-CREF Core Plus Bond Fund	$53,459,135
	TOTAL FIXED INCOME	53,459,135

INTERNATIONAL EQUITY—23.9%
1,019,404	TIAA-CREF Emerging Markets Equity Fund	12,671,186
1,446,957	TIAA-CREF International Equity Fund	16,697,888
853,559	TIAA-CREF International Opportunities Fund	13,870,334
1,918,043	TIAA-CREF Quant International Equity Fund	13,733,188
870,822	TIAA-CREF Quant International Small-Cap Equity Fund	8,507,931
	TOTAL INTERNATIONAL EQUITY	65,480,527

U.S. EQUITY—56.7%
561,283	Nuveen Dividend Value Fund	6,836,429
2,224,744	TIAA-CREF Growth & Income Fund	35,751,644
1,423,323	TIAA-CREF Large-Cap Growth Fund	41,746,052
2,192,962	TIAA-CREF Large-Cap Value Fund	36,578,613
823,335	TIAA-CREF Quant Large-Cap Growth Fund	15,618,666
790,591	TIAA-CREF Quant Large-Cap Value Fund	6,854,425
427,567	TIAA-CREF Quant Small-Cap Equity Fund	6,238,200
477,201	TIAA-CREF Quant Small/Mid-Cap Equity Fund	5,516,445
	TOTAL U.S. EQUITY	155,140,474

	TOTAL AFFILIATED INVESTMENT COMPANIES	274,080,136
	(Cost $230,717,380)

	TOTAL INVESTMENTS—100.1%	274,080,136
	(Cost $230,717,380)
	OTHER ASSETS & LIABILITIES, NET—(0.1)%	(382,116)
	NET ASSETS—100.0%	$273,698,020

a	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 of the affiliated Nuveen Funds.
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TIAA-CREF LIFESTYLE FUNDS – Lifestyle Aggressive Growth Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2020

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.9%[a]

INTERNATIONAL EQUITY—29.7%
834,849	TIAA-CREF Emerging Markets Equity Fund	$10,377,170
1,181,577	TIAA-CREF International Equity Fund	13,635,398
703,517	TIAA-CREF International Opportunities Fund	11,432,149
1,573,801	TIAA-CREF Quant International Equity Fund	11,268,418
714,501	TIAA-CREF Quant International Small-Cap Equity Fund	6,980,678
	TOTAL INTERNATIONAL EQUITY	53,693,813

U.S. EQUITY—70.2%
461,018	Nuveen Dividend Value Fund	5,615,201
1,825,559	TIAA-CREF Growth & Income Fund	29,336,732
1,166,831	TIAA-CREF Large-Cap Growth Fund	34,223,141
1,796,177	TIAA-CREF Large-Cap Value Fund	29,960,232
675,188	TIAA-CREF Quant Large-Cap Growth Fund	12,808,324
648,373	TIAA-CREF Quant Large-Cap Value Fund	5,621,395
351,075	TIAA-CREF Quant Small-Cap Equity Fund	5,122,186
392,121	TIAA-CREF Quant Small/Mid-Cap Equity Fund	4,532,920
	TOTAL U.S. EQUITY	127,220,131

	TOTAL AFFILIATED INVESTMENT COMPANIES	180,913,944
	(Cost $147,971,317)

	TOTAL INVESTMENTS—99.9%	180,913,944
	(Cost $147,971,317)
	OTHER ASSETS & LIABILITIES, NET—0.1%	195,362
	NET ASSETS—100.0%	$181,109,306

a	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 of the affiliated Nuveen Funds.
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TIAA-CREF Lifestyle Funds - Notes to Schedules of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“Commission”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board of Trustees (“Board”). U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

As of August 31, 2020, all of the investments in the Funds were valued based on Level 1 inputs.

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A13441-D (10/20)